COLUMBIA FUNDS VARIABLE SERIES TRUST I

225 Franklin Street

Boston, MA 02110

October 6, 2017

VIA EDGAR

Mr. Mark Cowan

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Columbia Funds Variable Series Trust II (the “Registrant”)

                 Columbia Variable Portfolio – Select Large Cap Equity Fund

Post-Effective Amendment No. 58
File No. 333-146374 /811-22127

Dear Mr. Cowan:

Enclosed for filing on behalf of the Registrant is Post-Effective Amendment No. 58 to the registration statement of the Registrant on Form N-1A (the “Amendment”) under Rule 485(a)(2) of the Securities Act of 1933. The Amendment is being filed for the purpose of adding the newly-formed Columbia Variable Portfolio – Select Large Cap Equity Fund to the Registrant.

Registrant respectfully requests selective review of this Amendment in accordance with SEC Release No. IC-13768 (Feb. 15, 1984). This selective review request is made because all sections of the prospectus and Statement of Additional Information (SAI), except for Fees and Expenses of the Fund, Principal Investment Strategies, Principal Risks and Performance of the prospectus and the Non-fundamental Policies section of the SAI, are identical or substantially similar to those found in prior filings by the Registrant. In addition, Principal Investment Strategies, Principal Risks and Portfolio Managers sections are substantially similar to those found in the filings for Columbia Select Large Cap Equity Fund, a series of Columbia Funds Series Trust.

No fees are required in connection with this filing.

If you have any questions, please contact either me at (312) 634-9280 or Anna Butskaya (612) 671-4993.

Sincerely,

/s/ Megan Garcy
Megan Garcy
Assistant Secretary
Columbia Funds Variable Series Trust II